Shareholder Report, Holdings (Details)	Sep. 30, 2024
Fidelity Investment Grade Bond Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Investment Grade Bond Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Investment Grade Bond Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Investment Grade Bond Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Investment Grade Bond Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Investment Grade Bond Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Investment Grade Bond Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Investment Grade Bond Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Investment Grade Bond Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investment Grade Bond Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Fidelity Investment Grade Bond Central Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investment Grade Bond Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Investment Grade Bond Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Investment Grade Bond Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Investment Grade Bond Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Investment Grade Bond Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Investment Grade Bond Central Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investment Grade Bond Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Investment Grade Bond Central Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Investment Grade Bond Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Investment Grade Bond Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Investment Grade Bond Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Investment Grade Bond Central Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Investment Grade Bond Central Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Investment Grade Bond Central Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Investment Grade Bond Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Central Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Central Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Central Fund | AAPurchasedOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Inflation-Protected Bond Index Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Inflation-Protected Bond Index Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Inflation-Protected Bond Index Central Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	58.20%
Fidelity Inflation-Protected Bond Index Central Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Inflation-Protected Bond Index Central Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Inflation-Protected Bond Index Central Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Inflation-Protected Bond Index Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Inflation-Protected Bond Index Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%